EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 Shares $ / shares	Dec. 31, 2021 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	544,325	315,487
Options granted during the year - Number of options | Shares	32,503	296,427
Options exercised during the year - Number of options | Shares	(22,705)	(51,735)
Options forfeited during the year - Number of options | Shares	(34,953)	(15,854)
Options outstanding at the end of year - Number of options | Shares	519,170	544,325
Options exercisable at the end of year - Number of options | Shares	360,769	188,848
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 39.1	$ 22
Options granted during the year - Weighted average exercise price | $ / shares	10.85	62
Options exercised during the year - Weighted average exercise price | $ / shares	16	24.3
Options forfeited during the year - Weighted average exercise price | $ / shares	49.9	40.8
Options outstanding at the end of year - Weighted average exercise price | $ / shares	37.6	39.1
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 36.95	$ 20